Corporate Income Taxes	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Corporate Income Taxes
27	Corporate Income Taxes
Corporate income taxes
recorded
in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2021	2020	2019
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$1,105	$635	$525
Provincial	824	529	444
Adjustments related to prior periods	(27)	(29)	5
Foreign	726	1,053	1,215
Adjustments related to prior periods	(24)	24	(48)
	2,604	2,212	2,141
Deferred income taxes:
Domestic:
Federal	32	(159)	174
Provincial	8	(97)	103
Foreign	227	(413)	54
	267	(669)	331
Total provision for income taxes in the Consolidated Statement of Income	$2,871	$1,543	$2,472
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$435	$149	$(108)
Deferred income taxes	(100)	(212)	60
	335	(63)	(48)
Reported in:
Other Comprehensive Income	341	(63)	(33)
Retained earnings	(6)	–	(18)
Other reserves	–	–	3
Total provision for income taxes in the Consolidated Statement of Changes in Equity	335	(63)	(48)
Total provision for income taxes	$3,206	$1,480	$2,424
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$269	$(672)	$329
Deferred tax expense (benefit) of tax rate changes	(2)	3	2
	$267	$(669)	$331

(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2021		2020		2019
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$3,364	26.2%	$2,209	26.3%	$2,983	26.5%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(245)	(1.9)	(489)	(5.8)	(300)	(2.7)
Tax-exempt income from securities	(236)	(1.8)	(207)	(2.4)	(221)	(2.0)
Deferred income tax effect of substantively enacted tax rate changes	(2)	–	3	–	2	–
Other, net	(10)	(0.1)	27	0.3	8	0.1
Total income taxes and effective tax rate	$2,871	22.4%	$1,543	18.4%	$2,472	21.9%
(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2021	2020	2021	2020
Deferred tax assets:
Loss carryforwards	$52	$60	$174	$226
Allowance for credit losses	405	(718)	922	1,380
Deferred compensation	(77)	44	241	164
Deferred income	88	112	254	352
Property and equipment	(106)	(35)	364	368
Pension and other post-retirement benefits	(28)	(52)	522	980
Securities	(21)	(26)	323	187
Lease liabilities	59	49	875	827
Cash flow hedges	–	–	49	–
Other	(119)	(78)	663	650
Total deferred tax assets	$253	$(644)	$4,387	$5,134
Deferred tax liabilities:
Cash flow hedges	$–	$–	$34	$360
Deferred compensation	(16)	(25)	131	121
Deferred income	(8)	(15)	14	15
Property and equipment	94	158	808	849
Pension and other post-retirement benefits	(9)	(7)	97	90
Securities	14	(40)	179	201
Investment in subsidiaries and associates	(40)	82	122	98
Intangible assets	53	(1)	1,774	1,837
Other	(102)	(127)	326	451
Total deferred tax liabilities	$(14)	$25	$3,485	$4,022
Net deferred tax assets (liabilities) (1)	$267	$(669)	$902	$1,112

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $902

(2020 – $1,112) are represented by deferred tax assets of $2,051 (2020 – $2,185), and deferred tax liabilities of $1,149 (2020 – $1,073) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2021	2020
Balance at beginning of year	$1,112	$263
Deferred tax benefit (expense) for the year recorded in income	(267)	669
Deferred tax benefit (expense) for the year recorded in equity	100	212
Disposed in divestitures	–	9
Other	(43)	(41)
Balance at end of year	$902	$1,112
The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $24 million (October 31, 2020 – $15 million). The amount related to unrecognized losses is $24 million, which will expire as follows: $23 million between 2023 and 2031 and $1 million has no expiry.
Included in the net deferred tax asset are tax benefits of $164 million (2020 – $177 million) that have been recognized in certain Canadian and foreign subsidiaries that have incurred losses in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits.
The amount
of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2021 is approximately $34 billion (2020 – $35 billion).
Canadian Tax Matters
Since 2016, the Bank has received reassessments totaling $1,025 million of tax and interest as a result of the Canada Revenue Agency denying the tax deductibility of certain Canadian dividends received during the 2011-2015 taxation years. In June 2021, the Bank received a reassessment for $176 million of tax and interest in respect of certain Canadian dividends received during the 2016 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018.
A subsidiary of the Bank has received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014 and 2015 taxation years totaling $173 million of tax, penalties and interest. Proposed assessments totaling $300 million have also been received in respect of similar securities lending transactions in 2016 and 2017.
In respect of both matters the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.